SHARE BASED PAYMENTS - Summary of Weighted Average Exercise Prices And Contractual Life of The Share Options (Detail) - SOP	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted (in EUR or USD per share) | (per share)	$ 7.20	€ 3.41
Share options outstanding (in shares)	13,883	26,890	0